Oil and Gas Properties - Schedule of PPE Activity, Oil and Gas (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Impairment reversal	$ 245,241	$ 0
Oil and gas assets
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of year	4,464,371	3,077,548
Capital expenditures	515,183	310,005
Property acquisitions	1,173	274
Transfers from exploration and evaluation assets	8,496	7,727
Change is asset retirement obligations	(147,020)	(12,222)
Divestitures	(23,274)	(4,991)
Property swaps		(231)
Impairment reversal	245,241	1,542,414
Foreign currency translation	137,629	2,788
Depletion	(581,033)	(458,941)
Balance, end of year	4,620,766	4,464,371
Oil and gas assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of year	11,633,517	11,423,676
Capital expenditures	515,183	310,005
Property acquisitions	1,173	274
Transfers from exploration and evaluation assets	8,496	7,727
Change is asset retirement obligations	(147,020)	(12,222)
Divestitures	(265,166)	(37,835)
Property swaps		(26,131)
Impairment reversal	0	0
Foreign currency translation	296,033	(31,977)
Depletion	0	0
Balance, end of year	12,042,216	11,633,517
Oil and gas assets | Accumulated depletion
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of year	(7,169,146)	(8,346,128)
Capital expenditures	0	0
Property acquisitions	0	0
Transfers from exploration and evaluation assets	0	0
Change is asset retirement obligations	0	0
Divestitures	241,892	32,844
Property swaps		25,900
Impairment reversal	245,241	1,542,414
Foreign currency translation	(158,404)	34,765
Depletion	(581,033)	(458,941)
Balance, end of year	$ (7,421,450)	$ (7,169,146)